UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1950
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2008 (Unaudited)
Perritt Emerging Opportunities Fund

Shares		Value
	COMMON STOCKS - 97.79%
	Aerospace & Defense - 0.13%
465,000	OSI Geospatial, Inc. (a)	$95,325
	Air Transport - 0.61%
40,000	AeroCentury Corp. (a)	464,000
	Auto Components - 1.45%
100,000	SORL Auto Parts, Inc. (a)	511,000
69,900	Wonder Auto Technology, Inc. (a)	591,354
		1,102,354
	Biotechnology - 0.52%
195,000	Commonwealth Biotechnologies, Inc. (a)	269,100
209,000	IsoRay, Inc. (a)	125,400
		394,500
	Building Materials - 3.34%
514,000	Goldfield Corp. (a)	262,140
81,000	Meadow Valley Corporation (a)	858,600
67,000	MFRI, Inc. (a)	897,130
140,000	U.S. Home Systems, Inc. (a)	529,200
		2,547,070
	Business Services - 5.65%
73,500	Acorn Energy, Inc. (a)	369,705
1,600,654	BrandPartners Group, Inc. (a)	80,032
150,200	Fortune Industries, Inc. (a)	195,260
98,000	GP Strategies Corporation (a)	965,300
625,000	Newtek Business Services, Inc. (a)	462,500
70,000	PacificNet, Inc. (a)	49,000
115,000	Perceptron, Inc. (a)	920,000
122,855	Questar Assessment, Inc. (a)	68,799
70,000	RCM Technologies, Inc. (a)	231,000
48,500	Rentrak Corporation (a)	677,060
60,000	Willdan Group, Inc. (a)	285,600
		4,304,256
	Chemicals and Related Products - 1.74%
100,000	Flexible Solutions International, Inc.
	(Aquired 04/13/2005, Cost $375,000) (a)(c)	234,000
98,500	Flexible Solutions International, Inc. (a)	230,490
40,000	KMG Chemicals, Inc.	447,200
244,400	TOR Minerals International, Inc. (a)	415,480
		1,327,170
	Commercial Banks - 0.40%
72,800	Pacific Premier Bancorp (a)	303,576
	Communications Equipment - 1.46%
157,661	Allied Motion Technologies, Inc. (a)	825,355
294,800	NMS Communications Corp. (a)	288,904
		1,114,259
	Computers & Electronics - 6.17%
205,500	ADDvantage Technologies Group, Inc. (a)	526,080
310,000	American Technology Corp. (a)	499,100
80,256	Astrata Group, Inc. (a)
	(Acquired 04/26/2005 and 01/29/2007, Cost $210,000) (a)(c)	18,459
269,744	Astrata Group, Inc. (a)	62,041
93,500	Astro-Med, Inc.	798,490
53,700	Cyberoptics Corp. (a)	502,095
118,092	Napco Security Systems, Inc. (a)	521,967
38,223	Rimage Corp. (a)	579,843
495,000	Socket Mobile, Inc. (a)	346,500
55,000	Spectrum Control, Inc. (a)	398,750
37,550	Williams Controls, Inc. (a)	449,098
		4,702,423
	Consumer Products - Distributing - 2.04%
424,800	China 3C Group (a)	768,888
169,500	KSW, Inc. (a)	788,175
		1,557,063
	Consumer Products - Manufacturing - 5.64%
57,100	Ashworth, Inc. (a)	161,022
515,000	Charles & Colvard Ltd. (a)	422,300
660,500	Emerson Radio Corp. (a)	667,105
56,700	Flexsteel Industries, Inc.	636,174
311,900	Hauppauge Digital, Inc. (a)	439,779
160,000	International Absorbents, Inc. (a)	523,200
25,000	Matrixx Initiatives, Inc. (a)	461,000
77,000	Motorcar Parts of America, Inc. (a)	503,580
229,700	Proliance International, Inc. (a)	245,779
41,000	Tandy Brands Accessories, Inc.	235,750
		4,295,689
	Electronic Equipment & Instruments - 5.44%
34,800	Espey Manufacturing & Electronics Corp.	732,540
49,000	Frequency Electronics, Inc.	269,500
300,000	Iteris, Inc. (a)	660,000
43,500	LOUD Technologies, Inc. (a)	183,570
125,000	Magnetek, Inc. (a)	581,250
48,000	O.I. Corporation	524,160
60,946	Schmitt Industries, Inc. (a)	307,777
206,000	Universal Power Group, Inc. (a)	881,680
		4,140,477
	Energy & Related Services - 1.46%
131,046	China Solar & Clean Energy Solutions, Inc. (a)	191,327
59,999	Mitcham Industries, Inc. (a)	922,785
		1,114,112
	Environmental Services - 3.63%
36,400	Metalico, Inc. (a)	560,560
553,000	PDG Environmental, Inc. (a)	188,020
468,934	Perma-Fix Environmental Services (a)	1,134,820
573,000	TurboSonic Technologies, Inc. (a)	297,960
100,000	Versar, Inc. (a)	580,000
		2,761,360
	Financial Services - 1.49%
73,000	B of I Holding, Inc. (a)	513,190
73,400	Hennessy Advisors, Inc.	389,020
42,700	Nicholas Financial, Inc. (a)	232,715
		1,134,925
	Food - 3.52%
322,000	Armanino Foods Distinction, Inc.	144,900
39,400	John B. Sanfilippo & Son, Inc. (a)	336,870
70,000	Monterey Gourmet Foods, Inc. (a)	116,200
751,500	New Dragon Asia Corp. (a)	503,505
125,500	Overhill Farms, Inc. (a)	1,202,290
75,000	Willamette Valley Vineyard, Inc. (a)	376,500
		2,680,265
	Industrial Machinery - 0.67%
33,333	Met-Pro Corp.	509,995
	Insurance - 0.41%
91,400	CRM Holdings Ltd. (a)	310,760
	IT Services - 0.36%
790,000	Stockhouse, Inc. (a)	276,500
	Leisure - 3.61%
100,000	Century Casinos, Inc. (a)	297,000
200,000	Cybex International, Inc. (a)	702,000
187,000	Envoy Capital Group, Inc. (a)	495,550
177,000	Full House Resorts, Inc. (a)	307,980
2,100,000	IA Global, Inc. (a)	241,500
42,500	Red Lion Hotels Corporation (a)	359,550
151,000	Silverleaf Resorts, Inc. (a)	344,280
		2,747,860
	Machinery - 0.79%
133,700	Manitek International, Inc. (a)	600,313
	Management Consulting Services - 1.74%
311,000	Management Network Group, Inc. (a)	363,870
140,000	SM&A (a)	532,000
42,801	TechTeam Global, Inc. (a)	428,010
		1,323,880
	Medical Supplies & Services - 11.74%
84,059	Allied Healthcare Products, Inc. (a)	587,572
578,000	American Bio Medica Corp. (a)	228,310
58,000	American Medical Alert Corporation (a)	317,260
42,700	Birner Dental Management Services, Inc.	647,332
1,025,000	CardioTech International, Inc. (a)	543,250
152,800	Carriage Services, Inc. (a)	947,360
193,000	Health Fitness Corp. (a)	299,150
512,910	HearUSA, Inc. (a)	871,947
555,100	Hooper Holmes, Inc. (a)	543,998
289,700	Implant Sciences Corp. (a)	272,318
126,203	IRIDEX Corporation (a)	364,727
42,050	National Dentex Corporation (a)	422,602
225,000	NovaMed, Inc. (a)	886,500
655,000	Ophthalmic Imaging Systems, Inc. (a)	268,550
78,166	Pharsight Corp. (a)	351,747
287,000	PHC, Inc. (a)	668,710
62,000	Rockwell Medical Technologies, Inc. (a)	372,000
14,184	Span-America Medical Systems, Inc.	184,676
71,000	Zareba Systems, Inc. (a)	166,850
		8,944,859
	Minerals and Resources - 1.91%
1,005,000	Golden Odyssey Mining, Inc. (a)	68,704
89,500	New Gold, Inc. (a)	532,525
50,750	Uranium Resources, Inc. (a)	145,145
197,000	Vista Gold Corp. (a)	709,200
		1,455,574
	Motion Pictures - 0.70%
121,900	Ballantyne Omaha, Inc. (a)	530,265
	Oil & Gas - 6.79%
380,000	Boots & Coots International Well Control, Inc. (a)	999,400
66,500	CE Franklin Ltd. (a)	664,335
149,479	Far East Energy Corp. (a)	74,740
300,000	Far East Energy Corp.
	(Acquired 12/31/04 and 10/31/05, Cost $275,000) (a)(c)	150,000
275,000	Gasco Energy, Inc. (a)	717,750
315,000	Magellan Petroleum Corp. (a)	400,050
337,500	Petro Resources Corp. (a)	1,029,375
152,500	Teton Energy Corp. (a)	701,500
53,700	TGC Industries, Inc. (a)	433,359
		5,170,509
	Pharmaceuticals - 0.58%
1,628,000	Zila, Inc. (a)	439,560
	Retail - 3.57%
145,870	Gottschalks, Inc. (a)	262,566
78,498	GTSI Corp. (a)	565,971
88,828	Hastings Entertainment, Inc. (a)	755,926
106,000	Man Sang Holdings, Inc.	598,900
44,700	Sport Supply Group, Inc.	535,506
		2,718,869
	Road & Rail - 1.00%
150,000	Covenant Transport, Inc. (a)	765,000
	Semiconductor Related Products - 5.08%
175,000	8x8, Inc. (a)	196,000
100,000	AXT, Inc. (a)	392,000
282,100	California Micro Devices Corp. (a)	888,615
80,000	Cascade Microtech, Inc. (a)	460,000
258,900	FSI International, Inc. (a)	305,502
227,700	Ibis Technology Corp. (a)	27,324
100,000	Ramtron International Corp. (a)	373,000
126,200	Sparton Corporation (a)	522,468
150,000	White Electric Designs Corp. (a)	703,500
		3,868,409
	Software - 4.79%
97,000	American Software, Inc. - Class A	531,560
249,000	ARI Network Services, Inc. (a)	336,150
175,100	BSQUARE Corp. (a)	647,870
5,800	Clicksoftware Technologies Ltd. (a)	14,152
431,740	CTI Group Holdings, Inc. (a)	99,300
300,000	Evolving Systems, Inc. (a)	603,000
115,000	Global Med Technologies, Inc. (a)	166,750
38,600	Versant Corp. (a)	1,016,338
300,000	Wave Systems Corp. (a)	237,000
		3,652,120
	Specialty Manufacturing - 6.11%
100,000	Baldwin Technology Company, Inc. - Class A (a)	236,000
70,000	Core Molding Technologies, Inc. (a)	483,000
356,200	Electric & Gas Technology, Inc. (a)	12,467
16,500	Friedman Industries, Inc.	119,955
15,000	Hurco Companies, Inc. (a)	437,700
29,000	LMI Aerospace, Inc. (a)	535,630
37,500	Nobility Homes, Inc.	634,125
160,000	North American Galvanizing & Coatings, Inc. (a)	1,379,200
57,000	RF Monolithics, Inc. (a)	55,860
20,000	Universal Stainless & Alloy Products, Inc. (a)	763,200
		4,657,137
	Telecommunications - 3.25%
40,000	Globecomm Systems, Inc. (a)	367,600
40,000	Micronetics, Inc. (a)	298,400
217,100	RELM Wireless Corporation	325,650
195,000	TeleCommunication Systems, Inc. - Class A (a)	1,072,500
304,990	TII Network Technologies, Inc. (a)	411,737
		2,475,887
	TOTAL COMMON STOCKS (Cost $94,690,128)	$74,486,321

Contracts	WARRANTS - 0.00%	Value
60,000	Astrata Warrants
	(Aquired 04/26/2005, Cost $0)
	Expiration: 04/15/2010, Exercise Price $3.50 (c)	$-
100,000	Flexible Solutions Warrants
	(Aquired 04/13/2008, Cost $0)
	Expiration: 04/08/2009, Exercise Price $4.50 (c)	-
	TOTAL WARRANTS (Cost $0)	$-
Principal
Amount		Value
	FIXED INCOME SECURITIES - 0.33%
	Real Estate Investment Trusts - 0.33%
$250,000	Monmouth Capital Corporation
	8.000%, 03/30/2015 (c)	$250,000
	TOTAL FIXED INCOME SECURITIES (Cost $250,000)	$250,000

	SHORT TERM INVESTMENTS - 2.23%
	Cash Equivalent - 2.23%
$1,697,000	Federal Home Loan Bank Discount Note
	1.67%, 08/01/2008	$1,697,000
	Variable Rate Demand Notes - 0.00%
372	Wisconsin Corporate Central Credit Union
	Demand Note 4.990%, 12/31/2031 (b)	372
	TOTAL SHORT TERM INVESTMENTS (Cost $1,697,372)	$1,697,372
	Total Investments (Cost $96,637,500) - 100.35%	$76,433,693
	Liabilities in Excess of Other Assets - (0.35)%	(270,368)
	TOTAL NET ASSETS - 100.00%	$76,163,325

	Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Variable rate demand notes are considered short-term obligations and are payable on demand. Interst rates change periodically on specified dates. The interest rate shown is as of July 31, 2008.
(c)	Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the value of restricted securities amounted to $652,459 or 0.86% of Net Assets.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Cost of investments	$ 96,637,500

Gross unrealized appreciation	8,965,313
Gross unrealized depreciation	(29,169,120)
Net unrealized appreciation	$(20,203,807)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt Funds, Inc.

By (Signature and Title)  /s/ Michael J. Corbett
                                                                  Michael J. Corbett, President

Date  9/5/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael J. Corbett
                                                                      Michael J. Corbett, President

Date    9/5/08

By (Signature and Title)*      /s/ Samuel J. Schulz
                                                                        Samuel J. Schulz, Treasurer

Date    9/5/08